Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Jan. 01, 2011
Consolidated Balance Sheets [Abstract]
Common stock, shares issued	319,615,965	329,018,166
Common stock, shares outstanding	319,615,965	329,018,166